Board of Directors and Management Compensation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Board of Directors and Management Compensation
Wages, salaries and board fees	€ 1,033	€ 863	€ 830
Share based payment	588	173	164
Other short-term benefits	55	36	23
Cash bonus	1,155	482	314
Total management compensation	2,831	1,554	1,331
Board of directors
Board of Directors and Management Compensation
Wages, salaries and board fees	183	180	180
Total management compensation	183	180	180
Executive management
Board of Directors and Management Compensation
Wages, salaries and board fees	850	683	650
Share based payment	588	173	164
Other short-term benefits	55	36	23
Cash bonus	1,155	482	314
Total management compensation	€ 2,648	€ 1,374	€ 1,151